SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ORDINARY SHARES REFLECTED IN BALANCE SHEET

At December 31, 2024 and 2023, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(1,104,000)
Proceeds allocated to Public Rights	(3,305,100)
Ordinary share issuance costs	(4,011,946)
Redemption of ordinary shares	(31,907,588)
Plus:
Remeasurement of carrying value to redemption value	12,089,247
Ordinary shares subject to possible redemption, December 31, 2023	40,760,613
Less:
Redemption of ordinary shares	(36,300,937)
Plus:
Remeasurement of carrying value to redemption value	2,946,963
Ordinary shares subject to possible redemption, December 31, 2024	$7,406,639

At December 31, 2023, the ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(1,104,000)
Proceeds allocated to Public Rights	(3,305,100)
Ordinary share issuance costs	(4,011,946)
Redemption of ordinary shares	(31,907,588)
Plus:
Remeasurement of carrying value to redemption value	12,089,247
Ordinary shares subject to possible redemption, December 31, 2023	$40,760,613

SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2024		2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$21,402	$15,729	$903,232	$401,499
Denominator:
Basic and diluted weighted average ordinary shares outstanding	3,466,972	2,548,000	5,570,867	2,476,329
Basic and diluted net income per ordinary share	$0.01	$0.01	$0.16	$0.16

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2023		2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$903,232	$401,499	$—	$(2,155)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	5,570,867	2,476,329	—	1,745,000
Basic and diluted net income (loss) per ordinary share	$0.16	$0.16	$—	$(0.00)

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	For the Year Ended 31 December,
	2022	2023	2024
	RMB	RMB	RMB	USD
Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to ordinary shareholders	(97,315)	99,263	(52,376)	(7,174)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-	-	-
Net (loss)/profit attribute to ordinary shareholders	(223,534)	99,263	(52,376)	(7,174)
Denominator:
Basic Weighted average number of shares outstanding	224,986,014	221,777,718	221,777,718	221,777,718
Continuing operations	(0.97)	0.37	(0.24)	(0.03)
Discontinued operations	(0.02)	0.08	-	-
Basic net earnings per share	(0.99)	0.45	(0.24)	(0.03)
Diluted Weighted average number of shares outstanding	224,986,014	342,756,528	221,777,718	221,777,718
Continuing operations	(0.97)	0.24	(0.24)	(0.03)
Discontinued operations	(0.02)	0.05	-	-
Diluted net earnings per share	(0.99)	0.29	(0.24)	(0.03)

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	Year ended 31 December
	2022	2023
	RMB	RMB

Basic and diluted earnings per share calculation
Numerator:
Net (loss)/profit attribute to ordinary shareholders	(97,315)	99,263
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-
Net (loss)/profit attribute to Youlife International Holdings Inc.	(223,534)	99,263
Denominator:
Basic Weighted average number of shares outstanding	224,986,014	221,777,718
Continuing operations	(0.97)	0.37
Discontinued operations	(0.02)	0.08
Basic net (loss)/earnings per share	(0.99)	0.45
Diluted Weighted average number of shares outstanding	224,986,014	342,756,528
Continuing operations	(0.97)	0.24
Discontinued operations	(0.02)	0.05
Diluted net (loss)/earnings per share	(0.99)	0.29

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIFE

Depreciation is calculated on the straight-line basis to write off the cost of each item of property and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Electronic equipment	33%
Office equipment	20%
Motor vehicles	25%
Leasehold improvements	Over the shorter of the lease terms and estimated useful lives

Depreciation is calculated on the straight-line basis to write off the cost of each item of property and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Electronic equipment	33%
Office equipment	20%
Motor vehicles	25%
Leasehold improvements	Over the shorter of the lease terms and estimated useful lives

SCHEDULE OF SEGMENT REVENUE

	For the Year Ended December 31, 2022
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	65,709	104,896	525,101	28,367	724,073
Cost of revenue	(32,524)	(51,408)	(497,808)	(15,188)	(596,928)
Gross profit	33,185	53,488	27,293	13,179	127,145
Gross profit %	50.5	51.0	5.2	46.5	17.6

	For the Year Ended December 31, 2022
	Discontinued operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	2,954	6,095	38,172	-	47,221
Cost of revenue	(1,844)	(77)	(21,249)	-	(23,170)
Gross profit	1,110	6,018	16,923	-	24,051
Gross profit %	37.6	98.7	44.3	-	50.9

	For the Year Ended December 31, 2023
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	146,372	61,665	1,029,360	128,468	1,365,865
Cost of revenue	(103,708)	(11,385)	(946,543)	(103,810)	(1,165,446)
Gross profit	42,664	50,280	82,817	24,658	200,419
Gross profit %	29.1	81.5	8.0	19.2	14.7

	For the Year Ended December 31, 2023
	Discontinued operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	32,659	13,814	4,477	1,232	52,182
Cost of revenue	(20,758)	(752)	(4,854)	-	(26,364)
Gross profit	11,901	13,062	(377)	1,232	25,818
Gross profit %	36.4	94.6	(8.4)	100.0	49.5

	For the Year Ended December 31, 2024
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB	USD
Segment revenue
Sales to external customers	50,029	24,237	1,382,580	128,794	1,585,640	217,232
Cost of revenue	(25,856)	(10,781)	(1,220,725)	(99,149)	(1,356,511)	(185,841)
Gross profit	24,173	13,456	161,855	29,645	229,129	31,391
Gross profit %	48.3	55.5	11.7	23.0	14.5	14.5

	For the year ended 31 December,2022
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	65,709	104,896	525,101	28,367	724,073
Cost of revenue	(32,524)	(51,408)	(497,808)	(15,188)	(596,928)
Gross profit	33,185	53,488	27,293	13,179	127,145
Gross profit %	50.5	51.0	5.2	46.5	17.6

	For the year ended 31 December,2022
	Discontinued operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	2,954	6,095	38,172	-	47,221
Cost of revenue	(1,844)	(77)	(21,249)	-	(23,170)
Gross profit	1,110	6,018	16,923	-	24,051
Gross profit%	37.6	98.7	44.3	-	50.9

	For the year ended 31 December,2023
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	146,372	61,665	1,029,360	128,468	1,365,865
Cost of revenue	(103,708)	(11,385)	(946,543)	(103,810)	(1,165,446)
Gross profit	42,664	50,280	82,817	24,658	200,419
Gross profit %	29.1	81.5	8.0	19.2	14.7

	For the year ended 31 December,2023
	Discontinued operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	32,659	13,814	4,477	1,232	52,182
Cost of revenue	(20,758)	(752)	(4,854)	-	(26,364)
Gross profit (loss)	11,901	13,062	(377)	1,232	25,818
Gross profit (loss) %	36.4	94.6	(8.4)	100.0	49.5